UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 05795 )

Exact name of registrant as specified in charter: Putnam High Yield Municipal Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments:

Putnam High Yield Municipal Trust

The fund's portfolio
12/31/05 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
LOC -- Letter of Credit
MBIA -- MBIA Insurance Company
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.5%)(a)

	Rating	Principal amount	Value
	(RAT)

Alabama (0.6%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds (GA. Pacific Corp.),
5 3/4s, 9/1/28	B	$550,000	$527,780
Phenix City, Indl. Dev. Board Rev. Bonds (Mead Coated Board), Ser. A,
5.3s, 4/1/27 (Prerefunded)	AAA	500,000	529,225
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley Med. Ctr.), Ser. A,
6s, 8/1/35	B/P	250,000	253,253
			1,310,258

Arizona (1.9%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr.
Co.), Ser. A, 5.85s, 3/1/28	Ba1	250,000	250,093
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C. Lincoln Hlth.
Network), 6 3/8s, 12/1/37 (Prerefunded)	BBB	500,000	583,380
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.),
Ser. A, 7 1/4s, 12/1/19	B+/P	1,000,000	1,088,230
Coconino Cnty., Poll. Control Rev. Bonds (Tuscon/Navajo Elec. Pwr.), Ser.
A, 7 1/8s, 10/1/32	Ba1	750,000	778,943
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth.), Ser. B, 5
1/4s, 12/1/19	BBB	500,000	523,575
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.),
5.05s, 6/1/25	BBB-	325,000	317,519
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A, 5
3/8s, 12/1/13	BB-/P	500,000	513,738
			4,055,478

Arkansas (1.1%)

Independence Cnty., Poll. Control Rev. Bonds (Entergy, Inc.), 5s, 1/1/21	A-	400,000	405,612
Northwest Regl. Arpt. Auth. Rev. Bonds, 7 5/8s, 2/1/27 (Prerefunded)	BB/P	1,000,000	1,104,590
Washington Cnty., Hosp. Rev. Bonds (Regl. Med. Ctr.), Ser. B
5s, 2/1/25	Baa2	285,000	289,141
5s, 2/1/11	Baa2	500,000	519,473
			2,318,816

California (9.6%)
CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	1,000,000	1,035,420
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste
Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	560,000	588,734
CA State G.O. Bonds, 5s, 5/1/24	A2	1,000,000	1,047,760
CA State Dept. of Wtr. Resources Rev. Bonds, Ser. A, 5 1/4s, 5/1/20	A2	1,500,000	1,654,303
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Huntington Memorial Hosp.), 5s, 7/1/21	A+	1,500,000	1,587,090
(Thomas Jefferson School of Law), Ser. A, 4 7/8s, 10/1/35	BBB-	200,000	197,356
CA Statewide Cmntys. Dev. Auth. Apt. Mandatory Put Bonds (Irvine Apt.
Cmntys.), Ser. A-3, 5.1s, 5/17/10	Baa2	875,000	906,684
Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt.
Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	650,000	645,405
Chula Vista Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	A1	375,000	381,724
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BB+/P	1,000,000	1,063,950
(No. 08-1 Otay Ranch Village Six), 6s, 9/1/33	BB/P	500,000	520,335
(No 07-I Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB-/P	250,000	262,333
Folsom, Special Tax Rev. Bonds (Cmnty. Facs. Dist. No. 10), 5 7/8s, 9/1/28	BB/P	350,000	362,460
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Roads), 5 3/4s, 1/15/40	Baa3	2,000,000	2,037,320
Gilroy, Rev. Bonds (Bonfante Gardens Park), 8s, 11/1/25	D/P	385,000	317,625
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B, 5 5/8s,
6/1/38 (Prerefunded)	AAA	1,000,000	1,118,170
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Assmt. Dist. No. 00-
18-GRP 3), 5.55s, 9/2/26	BB+/P	500,000	515,190
Murrieta, Cmnty. Fac. Dist. Special Tax (No. 2 The Oaks Impt. Area A), 6s,
9/1/34	BB-/P	250,000	262,180
Orange Cnty., Cmnty. Fac. Dist. Rev. Bonds (Ladera Ranch - No. 1), 6s,
8/15/25	BBB/P	1,000,000	1,117,710
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 02-1 Ladera
Ranch), Ser. A, 5.55s, 8/15/33	BBB/P	250,000	256,655
Roseville, Cmnty. Fac. Special Tax (Dist. No. 1-Westpark), 5s, 9/1/20	BB/P	500,000	501,485
Roseville, Cmnty. Fac. Special Tax Bonds (Dist. No. 1 -Westpark), 5 1/4s,
9/1/19	BB/P	100,000	102,738
Santaluz Cmnty., Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No.
1), Ser. B, 6 3/8s, 9/1/30	BB+/P	740,000	751,685
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s,
8/1/32	BB-/P	835,000	911,244
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace
94-1), zero %, 9/1/14	B/P	1,300,000	707,512
Vallejo, COP (Marine World Foundation), 7.2s, 2/1/26	BBB-/P	2,000,000	2,093,300
			20,946,368

Colorado (0.5%)
CO. Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran), Ser. B, 3 3/4s,
6/1/34	A3	1,000,000	989,050

Connecticut (0.4%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim
Street Park Baptist, Inc.), 5.85s, 12/1/33	BBB+	750,000	791,670

Delaware (0.5%)
GMAC Muni. Mtge. Trust 144A sub. notes, Ser. A1-2, 4.9s, 10/31/39	A3	1,000,000	1,009,920

Florida (6.3%)
CFM Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. B, 5 7/8s, 5/1/14	BB-/P	750,000	774,578
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 6.7s, 5/1/34	BB/P	990,000	1,079,862
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B
5 1/8s, 11/1/09	BB-/P	215,000	216,006
5s, 11/1/07	BB-/P	75,000	74,894
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A, 6.05s, 10/1/22	BBB/P	770,000	802,286
Fleming Island, Plantation Cmnty. Dev. Dist. Special Assmt. Rev. Bonds,
Ser. B, 7 3/8s, 5/1/31	BB/P	350,000	376,555
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 7 1/4s, 10/1/29	Fitch BBB+	500,000	559,760
Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt., 5.6s,
5/1/36	BB-/P	400,000	403,376
Heritage Isle at Viera, Cmnty. Dev. Dist. Special Assmt., Ser. B, 5s, 11/1/09	BB/P	335,000	336,538
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 04-A,
5.9s, 5/1/35	BB/P	500,000	513,695
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (Cypress Cove Hlth.
Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,100,000	1,132,758
Lee Cnty., Indl. Dev. Auth. Rev. Bonds (Alliance Cmnty.), Ser. C, 5 1/2s,
11/15/29	BBB-	1,075,000	1,078,655
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.),
Ser. A, 6.8s, 11/15/31	BB+	600,000	654,264
North Springs, Impt. Dist. Special Assmt. Rev. Bonds (Parkland Golf
Country Club), Ser. A-1, 5.45s, 5/1/26	BB-/P	755,000	757,673
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm Beach Gardens),
Ser. A, 5.9s, 5/1/35	BB/P	500,000	513,565
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando Regl. Hlth. Care), 5
3/4s, 12/1/32	A2	500,000	537,950
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds, 6 1/4s, 5/1/36	BB-/P	750,000	789,915
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2, 5 3/8s, 5/1/13	BB-/P	750,000	765,308
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 5.7s, 5/1/35	BB-/P	500,000	508,960
Tern Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5s, 5/1/15	BB-/P	400,000	406,348
Tern Bay, Cmnty. Dev. Dist. Special Assmt., Ser. A, 5 3/8s, 5/1/37	BB-/P	200,000	201,760
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s,
5/1/33	BB/P	490,000	513,045
World Commerce Cmnty. Dev. Dist. Special Assmt., Ser. A-1
6 1/2s, 5/1/36	BB-/P	500,000	522,315

6 1/4s, 5/1/22	BB-/P	200,000	209,024
			13,729,090

Georgia (4.4%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put Bonds (GA Power
Co.), 4.45s, 12/1/08	A2	2,000,000	2,049,780
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S.
Govt. Coll., 6 1/4s, 10/1/18 (Prerefunded)	AAA	2,000,000	2,316,020
Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6
1/8s, 2/15/34	B+/P	175,000	178,101
GA Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s, 1/1/26	Aaa	1,750,000	1,824,883
Med. Ctr. Hosp. Auth. Rev. Bonds, MBIA, 6.367s, 8/1/10	Aaa	2,400,000	2,406,360
Rockdale Cnty., Dev. Auth. Solid Waste Disp. Rev. Bonds (Visay Paper,
Inc.), 7.4s, 1/1/16	B+/P	755,000	758,790
			9,533,934

Idaho (0.4%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.), Ser. C-2, FHA Insd.,
5.15s, 7/1/29	Aaa	750,000	765,450

Illinois (1.0%)
IL Dev. Fin. Auth. Hosp. Rev. Bonds (Adventist Hlth. Syst./Sunbelt
Obligation), 5.65s, 11/15/24	A+	750,000	817,695
IL Fin. Auth. Rev. Bonds
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	200,000	203,534
(Friendship Village Schaumburg), Ser. A, 5 5/8s, 2/15/37	B+/P	200,000	201,474
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt., Inc.), Ser. A, 5.05s,
8/1/29	BBB	250,000	249,990
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	D/P	219,898	197,101
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	A2	500,000	526,365
			2,196,159

Indiana (2.1%)

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa2	2,000,000	2,068,200
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.), 5 1/2s, 11/1/32	AA	500,000	526,360
Rockport, Poll. Control Rev. Bonds (Indiana-Michigan Pwr.), Ser. A, 4.9s,
6/1/25	Baa2	2,000,000	2,022,660
			4,617,220

Iowa (2.6%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), 9 1/4s, 7/1/25	BBB-/P	2,400,000	2,889,024
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship Haven), Ser. A, 6
1/8s, 11/15/32	BB/P	550,000	558,998
IA State Higher Ed. Loan Auth. 5s, 10/1/22	BBB-	800,000	798,144
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. C, 5 3/8s, 6/1/38	BBB	500,000	489,085
Ser. B, zero %, 6/1/34	BBB	1,000,000	908,380
			5,643,631

Kentucky (0.1%)
Kentucky Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser. IA, 6 1/2s,
1/1/29	B+/P	305,000	310,755

Louisiana (1.0%)
Desoto Parish, Rev. Bonds (Intl. Paper Co. Project), Ser. A, 5s, 10/1/12	BBB	500,000	510,280
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (Hlth. Care - St.
James Place), Ser. A, 7s, 11/1/26	B-/P	1,720,000	1,748,449
			2,258,729

Maine (0.9%)
ME State Hsg. Auth. Rev. Bonds, Ser. D-2-AMT, 5s, 11/15/27	Aa1	885,000	905,612
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s,
10/1/26	Ba2	1,000,000	1,081,780
			1,987,392

Maryland (1.6%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Medstar Hlth.), 5 3/4s,
8/15/15	Baa1	500,000	550,180
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good
Counsel School), Ser. A, 6s, 5/1/35	B/P	200,000	208,532
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3, 4.95s,
12/31/49	A3	2,000,000	2,019,240
Westminster, Econ. Dev Rev. Bonds (Carroll Lutheran Village), Ser. A, 6
1/4s, 5/1/34	BB/P	600,000	624,390
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A, 5
7/8s, 5/1/21	BB/P	150,000	155,322
			3,557,664

Massachusetts (5.0%)

Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28	BB-/P	1,000,000	1,013,300
MA State Dev. Fin. Agcy. Rev. Bonds
(Beverly Enterprises, Inc.), 7 3/8s, 4/1/09	B+/P	755,000	775,740
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,000,000	1,040,910
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments), Ser. A, 9s, 12/15/15	BBB-/P	750,000	915,938
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BBB-	350,000	383,467
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	1,575,000	1,689,518
(Hlth. Care Syst. Covenant Hlth.), Ser. E, 6s, 7/1/31	A	1,350,000	1,458,972
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	1,000,000	1,055,940
(Caritas Christi Oblig. Group), Ser. A, 5 1/4s, 7/1/08	BBB	500,000	512,755
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 53, MBIA, 6.15s, 12/1/29	BBB-/P	160,000	160,048
MA State Indl. Fin. Agcy. R (TNG Marina Bay LLC Project), 7 1/2s, 12/1/27
(Prerefunded)	AAA	390,000	426,309
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	250,000	253,750
(Evanswood Bethzatha), 7.85s, 1/15/17 (In default) (NON)	D/P	1,520,739	1,901
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16	BBB-	600,000	605,310
(1st Mtge. Brookhaven), Ser. B, 5 1/4s, 1/1/17	BBB/P	500,000	505,000
			10,798,858

Michigan (4.6%)
Dickinson Cnty., Econ. Dev. Corp. Poll. Control Rev. Bonds (Intl. Paper
Co.), Ser. A, 4.8s, 11/1/18	BBB	900,000	884,718
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp. OB Group),
Ser. A, 5 3/4s, 9/1/17	Ba2	500,000	494,940
MI State Hosp. Fin. Auth. Rev. Bonds
(Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32	A2	1,000,000	1,056,180
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/30	BBB	500,000	499,270
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s, 6/1/30	AA+	1,000,000	996,270
MI State Strategic Fund Solid Waste Disp. Rev. Bonds (Genesee Pwr.
Station), 7 1/2s, 1/1/21	B/P	585,000	583,848
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture),
U.S. Govt. Coll., 5 3/4s, 10/1/22	AAA/P	1,350,000	1,541,700
Midland Cnty., Econ. Dev. Corp. Rev. Bonds
6 7/8s, 7/23/09	B	500,000	490,235
6 3/4s, 7/23/09	B	250,000	244,940
Whitmore Lake, Pub. School Dist. G.O. Bonds, FGIC, Q-SBLF, 5s, 5/1/28	Aaa	3,000,000	3,126,720
			9,918,821

Minnesota (1.6%)
Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A	1,500,000	1,522,845
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds (BSM Properties,
Inc.), Ser. A, 5 7/8s, 12/1/28	BB/P	275,000	275,330
MN State Higher Ed. Fac. Auth. Rev. Bonds (The College of St. Catherine),
Ser. 5-N1, 5s, 10/1/18	Baa1	1,000,000	1,034,010
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Hlth. East), 6s, 11/15/25	Baa3	350,000	375,270
(Healtheast), Ser. B, 5.85s, 11/1/17	Baa3	250,000	259,405
			3,466,860

Mississippi (0.8%)
Lowndes Cnty., Solid Waste Disp. & Poll. Control Rev. Bonds
(Weyerhaeuser Co.), Ser. B, 6.7s, 4/1/22	Baa2	1,000,000	1,196,120
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B-2, GNMA Coll.,
FNMA Coll., 6.45s, 12/1/33	Aaa	600,000	633,174
			1,829,294

Missouri (2.5%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St.
Francis Med. Ctr.), Ser. A, 5 1/2s, 6/1/16	A+	1,000,000	1,081,300
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop
Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	500,000	519,635
MO Hsg. Dev. Comm. Rev. Bonds (Home Ownership), Ser. D, GNMA Coll.,
FNMA Coll., 5.55s, 9/1/34	Aaa	1,575,000	1,632,299

MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam. Homeowner
Loan)
Ser. A-1, GNMA Coll, FNMA Coll, 7 1/2s, 3/1/31	AAA	475,000	484,809
Ser. B-1, GNMA Coll., FNMA Coll., 7.45s, 9/1/31	AAA	495,000	506,608
Ser. A-2, GNMA Coll., 6.3s, 3/1/30	AAA	465,000	480,447
MO State Hsg. Dev. Comm. Single Fam. Mtge. Rev. Bonds (Home
Ownership Loan), Ser. A-1, GNMA Coll., FNMA Coll., 6 3/4s, 3/1/34	AAA	730,000	750,221
			5,455,319

Montana (0.5%)
Forsyth, Poll. Control Mandatory Put Bonds (Avista Corp.), AMBAC, 5s,
12/30/08	Aaa	700,000	725,900
MT State Board Inv. Exempt Fac. Rev. Bonds (Still Water Mining Project),
8s, 7/1/20	B1	250,000	265,473
			991,373

Nevada (3.3%)
Clark Cnty., G.O. Bonds (Pk. & Regl. Justice Ctr.), FGIC, 5 5/8s, 11/1/19
(Prerefunded)	Aaa	3,500,000	3,772,825
Clark Cnty., Impt. Dist. Special Assmt. (Summerlin No. 151), 5s, 8/1/20	BB/P	425,000	425,599
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds (No. 142), 6.1s, 8/1/18	BB-/P	250,000	257,515
Henderson, Local Impt. Dist. Special Assmt.
(No. T-14), 5.8s, 3/1/23	BB-/P	240,000	247,464
(No. T-17), 5s, 9/1/18	BB-/P	100,000	100,537
Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-14), 5.55s,
3/1/17	BB-/P	835,000	860,392
Las Vegas, Local Impt. Board Special Assmt. (Dist. No. 607), 5.9s, 6/1/18	BB-/P	325,000	340,135
Las Vegas, Special Impt. Dist. Rev. Bonds (No. 809 - Summerlin Area),
5.65s, 6/1/23	BB/P	250,000	257,633
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (Sierra Pacific Pwr. Co.),
5s, 7/1/09	Ba1	1,000,000	1,001,020
			7,263,120

New Hampshire (1.9%)
NH Higher Ed. & Hlth. Fac. Auth. Rev. Bonds (Riverwoods at Exeter), Ser.
A, 6 3/8s, 3/1/13	BB+/P	670,000	685,155
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds, Ser. 05
6 3/8s, 1/1/27	BBB-	605,000	623,325
6 3/8s, 1/1/27 (Prerefunded)	BBB-	220,000	230,677
NH Higher Edl. & Hlth. Facs. Auth. Rev. Bonds (NH College), 6 3/8s, 1/1/27
(Prerefunded)	BBB-	175,000	183,493
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	B/P	600,000	621,696
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB	600,000	611,010
NH State Bus. Fin. Auth. Rev. Bonds (Franklin Regl. Hosp. Assn.), Ser. A,
6.05s, 9/1/29	BB-/P	485,000	479,544
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds, 3 1/2s, 7/1/27	Baa2	650,000	633,854
NH State Bus. Fin. Auth. Swr. & Solid Waste Rev. Bonds (Crown Paper
Co.), 7 7/8s, 7/1/26 (In default) (NON)	D/P	1,394,189	14
			4,068,768

New Jersey (4.0%)
NJ Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 7 1/2s, 2/1/27 (Prerefunded)	Aaa	600,000	638,226
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba3	1,500,000	1,542,300
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	1,055,090
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	200,000	204,224
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,000,000	1,059,590
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (Trinitas Hosp. Oblig. Group), 7
1/2s, 7/1/30	Baa3	500,000	557,330
Tobacco Settlement Fin. Corp. Rev. Bonds, 6 3/8s, 6/1/32	BBB	3,410,000	3,738,997
			8,795,757

New Mexico (3.0%)
Farmington, Poll. Control Mandatory Put Bonds (Pub. Svc. San Juan),
Class B, 2.1s, 4/1/06	Baa2	700,000	695,975
Farmington, Poll. Control VRDN
(AZ Pub. Svc. Co.), Ser. A, 3.77s, 5/1/24	VMIG1	1,300,000	1,300,000
(AZ Pub. Service Co.), Ser. B, 3.7s, 9/1/24	VMIG1	3,900,000	3,900,000
NM Mtge. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. D-2, GNMA
Coll., FNMA Coll., FHLMC Coll., 5.64s, 9/1/33	AAA	500,000	521,450
			6,417,425

New York (7.7%)
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr.
Residence), Ser. A, 6s, 5/1/29	B+/P	750,000	748,058
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes
Memorial Hosp.)
5 3/4s, 7/1/15	BB	325,000	339,479
5s, 7/1/10	BB	175,000	177,102
Metro. Trans. Auth. Svc. Contract Rev. Bonds, Ser. A , MBIA, 5 1/2s, 1/1/20	Aaa	1,000,000	1,096,350
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Keyspan-Glenwood), 5 1/4s,
6/1/27	A	775,000	802,838
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. C, 5 5/8s, 11/15/24	Baa3	400,000	419,548
NY City, G.O. Bonds, Ser. C, 5 1/4s, 8/1/11	A1	1,000,000	1,073,730
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World Trade Ctr.), Ser. A, 6
1/4s, 3/1/15	B-/P	500,000	502,480
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	B2	830,000	851,895
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30	BB+	200,000	201,584
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I LLC),
Ser. A, 5 1/2s, 7/1/28	Baa3	1,300,000	1,303,042
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl., Arpt.), 7 1/2s, 8/1/16	B-	1,000,000	1,020,530
(British Airways PLC), 5 1/4s, 12/1/32	Ba2	1,300,000	1,136,200
NY State Dorm. Auth. Rev. Bonds (Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	Ba1	500,000	506,645
NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn
Union Gas), 6.952s, 7/1/26	A+	1,400,000	1,450,246
Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds (Solvay Paperboard, LLC),
7s, 11/1/30 (acquired 12/9/98, cost $1,200,000)(RES)	BB/P	1,200,000	1,264,020
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	200,000	200,000
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	500,000	500,000
Port. Auth. NY & NJ Special Obligation Rev. Bonds, 7s, 10/1/07	BB+/P	200,000	200,300
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic Landing), Ser. A, 8s,
10/1/30	B+/P	1,000,000	1,103,820
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds
(Jefferson's Ferry), Ser. A, 7 1/4s, 11/1/28	BB-/P	1,000,000	1,077,170
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A, 7
3/8s, 3/1/21	BB-/P	800,000	844,080
			16,819,117

North Carolina (2.2%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 5.3s, 1/1/15	Baa2	1,500,000	1,602,780
NC Med. Care Cmnty. Healthcare Fac. Rev. Bonds (Deerfield), Ser. A, 5s,
11/1/23	Fitch A-	250,000	258,268
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(First Mtge. -Givens Estates), Ser. A, 6 1/2s, 7/1/32	BB-/P	750,000	795,105
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	690,000	697,521
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	100,000	101,511
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	150,000	151,469
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. B, 6
1/2s, 1/1/20	A3	1,000,000	1,106,100
			4,712,754

North Dakota (0.5%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth. Syst. Oblig. Group),
7 1/8s, 8/15/24	Baa2	1,000,000	1,115,410

Ohio (3.1%)
Coshocton Cnty., Env. Rev. Bonds (Smurfit-Stone Container Corp.), 5 1/8s,
8/1/13	CCC+	600,000	557,004
Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s, 1/1/32	Aa3	1,000,000	1,102,480
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med. Ctr.), Ser. A, 6
3/8s, 5/15/26	Baa1	500,000	513,635
Montgomery Cnty., Hosp. Rev. Bonds (Kettering Med. Ctr.), 6 3/4s, 4/1/22	A2	1,500,000	1,624,305
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon College), 4.85s,
7/1/14	A2	1,000,000	1,051,110
OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory Put Bonds
(Cleveland Elec.), Class A, 3 3/4s, 10/1/08	Baa2	1,250,000	1,260,975
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s,
12/15/21	Baa2	500,000	580,205
			6,689,714

Oklahoma (0.8%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeowner Loan), Ser. D-2, GNMA Coll., FNMA Coll., 7.1s, 9/1/26	Aaa	350,000	362,852

(Homeownership Loan), Ser. C-2, GNMA Coll., FNMA Coll., 5.7s, 9/1/35	Aaa	250,000	266,685
OK State Indl. Dev. Auth. Rev. Bonds (Hlth. Syst.), Ser. A, MBIA
5 3/4s, 8/15/29	AAA	580,000	620,635
5 3/4s, 8/15/29 (Prerefunded)	AAA	420,000	457,724
			1,707,896

Oregon (0.9%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s,
12/1/29	BB-/P	1,000,000	1,018,030
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Family Mtge.),
Ser. K, 5 5/8s, 7/1/29	Aa2	910,000	946,036
			1,964,066

Pennsylvania (4.4%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.), Ser. B
9 1/4s, 11/15/22	B1	195,000	232,114
9 1/4s, 11/15/15	B1	605,000	723,042
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6s, 1/15/14	Baa1	750,000	784,875
(Env. Impt.), 5 1/2s, 11/1/16	Ba2	600,000	607,962
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice,
Inc.), Ser. A, 6 1/8s, 1/1/25	BB/P	550,000	569,107
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther Creek Partners), 6.65s,
5/1/10	BBB-	800,000	846,904
Erie-Western PA Port Auth. Rev. Bonds, 6 1/4s, 6/15/10	Fitch BB+	615,000	637,552
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Gen. Hosp.), 5 1/2s, 3/15/26	A	250,000	263,760
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh
Cont Care), 6 1/4s, 2/1/35	B/P	400,000	421,476
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Northampton
Generating), Ser. A, 6.6s, 1/1/19	BB	2,000,000	1,999,800
PA State Higher Edl. Fac. Auth. Rev. Bonds (Philadelphia College of
Osteopathic Medicine), 5s, 12/1/12	A	1,280,000	1,346,266
Sayre, Hlth. Care Fac. Auth. Rev. Bonds (Guthrie Hlth.), Ser. A, 5 7/8s,
12/1/31	A-	250,000	267,418
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31 (Prerefunded)	AAA/P	750,000	882,353
			9,582,629

Puerto Rico (0.5%)
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev. Bonds (Cogen. Fac.-
AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,088,050

Rhode Island (1.0%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/8s, 6/1/32	BBB	2,025,000	2,117,968

South Carolina (1.4%)
Lexington Cnty. Hlth. Svcs. Dist. Inc. Hosp. Rev. Bonds, 5 1/2s, 5/1/37	A2	1,250,000	1,324,313
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth. Alliance)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded)	Baa2	600,000	709,692
Ser. C, 6s, 8/1/20	Baa1	1,000,000	1,088,630
			3,122,635

South Dakota (1.0%)

SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtg.), Ser. H, 5s, 5/1/28	AAA	875,000	898,328
SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prairie Lakes), 5.65s, 4/1/22	Baa1	1,250,000	1,311,863
			2,210,191

Tennessee (1.5%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (First Mtge. -
Mountain States Hlth.), Ser. A, 7 1/2s, 7/1/33	BBB+	1,500,000	1,762,140
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac. Rev. Bonds
(Appalachian Christian Village), Ser. A, 6 1/4s, 2/15/32	BB-/P	400,000	406,136
Shelby Cnty., Hlth. Edl. & Hsg. Fac. Hosp. Board Rev. Bonds (Methodist
Hlth. Care)
6 1/2s, 9/1/26	A3	625,000	729,375
6 1/2s, 9/1/26 (Prerefunded)	A3	375,000	437,625
			3,335,276

Texas (4.4%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), 5
7/8s, 11/15/18	BB/P	1,000,000	1,024,110
Fort Worth, Higher Ed. Fin. Corp. Rev. Bonds (Wesleyan U.), Ser. A, 6s,
10/1/12	Ba2	400,000	407,680
Harris Cnty., Hlth. Fac. Dev. Corp. Hosp. Rev. Bonds (Memorial Hermann
Hlth. Care Syst.), Ser. A, 5 1/4s, 12/1/18	A2	700,000	749,812
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B-	1,450,000	1,408,487
Ser. B, FSA, 5 1/2s, 7/1/30	Aaa	1,800,000	1,923,660
Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds (Memorial Hlth. Syst. of East TX),
5.7s, 2/15/28 (Prerefunded)	BBB+	250,000	266,105
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.), 6s, 7/1/29	Baa3	2,150,000	2,272,873
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA/FNMA
Coll., 6.9s, 7/2/24 (SEG)	AAA	1,550,000	1,547,458
			9,600,185

Utah (2.5%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw Env.), Ser. A, 7 1/2s,
2/1/10	BB-	800,000	819,832
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev. Bonds (Union Pacific),
Ser. A, 5.7s, 11/1/26	Baa2	1,500,000	1,573,890
UT Cnty., Env. Impt. Rev. Bonds (Marathon Oil), 5.05s, 11/1/17	Baa1	750,000	790,215
UT State Board Regents Rev. Bonds (Hosp. U. UT), Ser. A, MBIA, 5s,
8/1/13	Aaa	2,000,000	2,151,138
			5,335,075

Vermont (0.9%)
VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A, FSA, 4.62s, 5/1/29	Aaa	1,950,000	1,978,353

Virginia (1.4%)
Henrico Cnty. Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A,
6.7s, 6/1/27	BB+/P	400,000	422,460
Henrico Cnty., Econ. Dev. Auth. Rev. Bonds (United Methodist), Ser. A, 6
1/2s, 6/1/22	BB+/P	600,000	638,304
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds (Smurfit-Stone Container
Corp.), 5 1/4s, 6/1/15	CCC+	200,000	182,968
James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s,
3/1/32	BB-/P	500,000	524,560
Prince William Cnty., Indl. Dev. Auth. Hosp. Rev. Bonds (Potomac Hosp.
Corp.), 5.35s, 10/1/36	A3	1,000,000	1,043,100
Winchester, Indl. Dev. Auth. Residential Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27	BB/P	200,000	202,160
			3,013,552

Washington (0.2%)
Tobacco Settlement Auth. of WA Rev. Bonds, 6 1/2s, 6/1/26	BBB	485,000	521,467

West Virginia (0.3%)
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29	B2	825,000	734,960

Wisconsin (1.5%)
Badger Tobacco Settlement Asset Securitization Corp. Rev. Bonds, 6 3/8s,
6/1/32	BBB	1,500,000	1,597,410
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Wheaton Franciscan), 5 3/4s,
8/15/30	A2	1,600,000	1,702,046
			3,299,456

Wyoming (0.1%)
Sweetwater Cnty., Solid Waste Disp. Rev. Bonds (FMC Corp.), 5.6s,
12/1/35	Baa3	300,000	303,531

Total municipal bonds and notes (cost $205,855,585)			$214,279,464

COMMON STOCKS (0.0%)(a) (cost $1,428,766)

		Shares	Value

Tembec, Inc. (Canada) (NON)		29,974	$32,081

TOTAL INVESTMENTS

Total investments (cost $207,284,351)(b)			$214,311,545

Putnam High Yield Municipal Trust
FUTURES CONTRACTS OUTSTANDING at 12/31/05 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Bond 20 yr (Short)	91	$10,391,063	Mar-06	$(98,739)

Total

NOTES

(a) Percentages indicated are based on net assets of $217,538,398.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2005. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $207,276,049, resulting in gross unrealized appreciation and depreciation of $11,035,167 and $3,999,671, respectively, or net unrealized appreciation of $7,035,496.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2005.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at December 31, 2005.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at December 31, 2005 (as a percentage of net assets):

Healthcare	35.6%
Utilities	15.2

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):
/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2006
By (Signature and Title):
/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2006